Asset Impairments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets Impairments (Textual) [Abstract]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 25,600	$ 5,500	$ 5,400	$ 7,000	$ 31,000
Other Asset Impairment Charges					9,200
Pre-tax impairment charges of real estate					1,300
Increase in assumed risk free rate to estimate WACC					2.00%
Pre tax impairment charges of other long lived assets						1,100	300
No new vehicle sales growth [Member]
Assumption scenario [Line Items]
Additional franchise rights impairment charge					2,000
WACC increased 200 bps [Member]
Assumption scenario [Line Items]
Additional franchise rights impairment charge					$ 14,000